Investments in Joint Ventures - Schedule of results of operations of the joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Revenue and Expenses
Revenues	$ 1,021.6	$ 1,126.5	$ 950.6
Expenses	571.9	604.1	487.1
Excess of revenues over expenses	$ 449.7	$ 522.4	$ 463.5